COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

In 2016, the Company entered into agreements with third-party lessors to guarantee the residual value of three aircraft subject to twelve-year leases (“RVGs”) and received residual value guarantee fees totaling $6.6 million, which are being amortized over a twelve-year period. The third-party lessors may exercise their rights under the RVGs by issuing a notice eleven months prior to the respective lease maturity requiring the Company to purchase the aircraft on such date. The RVGs will terminate if not exercised accordingly. For each of the years ended December 31, 2020, 2019 and 2018, the Company recognized income of $0.6 million. At December 31, 2020, no liability was recorded for these RVGs.

On February 28, 2018, the Company agreed to acquire 21 Airbus A320neo family aircraft to be leased to AirAsia Group Berhad (“AirAsia”) and its affiliated airlines (the “AirAsia Group”) as the aircraft deliver from the manufacturer (“Portfolio B”). The first of these aircraft delivered in the fourth quarter of 2019. The Company also acquired options to purchase up to 20 Airbus A320neo family aircraft, not subject to lease (“Portfolio C”). The Company did not exercise our options with respect to any of the Portfolio C aircraft delivering in 2019. In August 2019, the Company exercised options with respect to eight Portfolio C aircraft to be delivered in 2020 and 2021. The Portfolio C aircraft slated for delivery in 2020 were not delivered, and the Company does not expect the Portfolio C aircraft slated for delivery in 2021 to deliver in the next 12 months. Assuming the eight options exercised but not delivered are re-exercised at a future date, the Company has options remaining to purchase up to 17 Portfolio C aircraft delivering between 2021 and 2025. Due to the impact of COVID-19, the Company expects that the delivery of the Portfolio B and Portfolio C aircraft will be delayed substantially, and that no aircraft will deliver under either of these agreements in the next 12 months.

From time to time, the Company contracts with third-party service providers to perform maintenance or overhaul activities on its off-lease aircraft.